Convertible Preferred Stock and Stockholders' Equity - Additional Information (Details)	1 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 $ / shares shares	Apr. 30, 2025 $ / shares shares	Apr. 28, 2025 $ / shares shares	Oct. 30, 2024 $ / shares	Jun. 18, 2024 $ / shares shares
Class of Stock [Line Items]
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized		40,000,000	300,000,000				40,000,000
Common stock, shares outstanding		3,672,794	32,626,730				3,672,794
Common stock, shares issued		3,672,794	32,626,730				3,672,794
Common stock reserved for future issuance		15,014,751	36,485,024
Non Voting Preferred Stock Description		(i) the closing of a firm-commitment underwritten public offering of the Company’s common stock at a price of at least $1.00 per share resulting in at least $50.0 million of gross proceeds to the Company, net of the underwriting discount and commissions, and (ii) the vote or written consent of the holders of a majority of the outstanding shares of preferred stock, voting as a single class. The rights, privileges, duties and obligations relating to the non-voting preferred stock are to be determined at the time of a mandatory conversion.
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001				$ 0.0001
Preferred Stock, Convertible, Conversion Price | $ / shares		$ 0.0001
Preferred Stock, Conversion Basis		1-for-0.6311
Dividends, Preferred Stock, Cash | $		$ 0
RSAs
Class of Stock [Line Items]
Common stock, par value | $ / shares							$ 0.001
Common stock, shares outstanding		517,293	371,804
Common stock, shares issued		517,293	371,804				517,293
Series Seed Convertible Preferred Stock
Class of Stock [Line Items]
Shares issued to related party		20,000,000	0
Purchase price per share | $ / shares		$ 0.0001	$ 0.0001
Convertible shares				12,622
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001			0.0001		$ 0.0001
Series Seed Convertible Preferred Stock | Fairmount
Class of Stock [Line Items]
Shares issued to related party	20,000,000
Purchase price per share | $ / shares	$ 0.0001
Series Seed Convertible Preferred Stock | Maximum | Fairmount
Class of Stock [Line Items]
Gross proceeds from issuance of convertible preferred stock | $	$ 100,000
Series A Preferred Stock
Class of Stock [Line Items]
Common stock, par value | $ / shares					$ 0.0001
Convertible shares					1,000
Preferred stock convertible ratio			1		0.0006311
Convertible Preferred Stock [Member] | Fairmount
Class of Stock [Line Items]
Shares issued to related party							20,000,000
Purchase price per share | $ / shares							$ 0.0001
Convertible Preferred Stock [Member] | Maximum | Fairmount
Class of Stock [Line Items]
Gross proceeds from issuance of convertible preferred stock | $	$ 100,000	$ 100,000
Pre-Funded Warrants
Class of Stock [Line Items]
Warrants exercised			390,853
Warrants outstanding			7,375,394
Common stock warrants exercisable				7,766,247
Warrant exercise price per share | $ / shares				$ 0.0001